Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about Income taxes [text block]
$000	Note	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Current taxation		135,412	101,546	41,972
Deferred taxation	11	10,395	6,838	6,031
		145,807	108,384	48,003
The tax on the group’s profit before tax differs from the theoretical amount that would arise using the statutory tax rate applicable to the group’s operations.
Profit before tax		480,854	402,605	260,778
Tax calculated at effective tax rate of 30%		144,256	120,782	78,233
Difference in tax rates in overseas jurisdictions		(4,771)	(3,513)	-
Reconciling items:
• Income taxed at 0%		(17,499)	(17,002)	(8,483)
• Expenses deductible at 0%		12,864	10,947	7,528
Withholding tax adjustment on Tongon dividend		10,908	2,272	-
Côte d’Ivoire tax holiday permanent differences		-	-	(7,868)
Share of equity accounted joint venture profits		(3,585)	(5,190)	(23,191)
Other permanent differences		3,634	88	1,784
Taxation charge		145,807	108,384	48,003

Kibali Jersey Limited [member]
Disclosure of detailed information about Income taxes [text block]
$000		Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Current taxation		-	7,868	8,377
Deferred taxation	10	(54,333)	(30,830)	9,463
		(54,333)	(22,962)	17,840

The tax on the group’s profit before tax differs from the theoretical amount that would arise using the statutory tax rate applicable to the group’s operations.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

(Loss)/profit before tax	(40,349)	26,728	155,825
Tax calculated at the DRC effective tax rate of 30%	(12,105)	8,018	46,748
Reconciling items:
Exempt income	(40,948)	(38,922)	(34,218)
Net capital allowances not deductible	-	-	(157)
Other permanent differences	(1,280)	74	(2,910)
Corporate tax at 1/100 from revenue	-	7,868	8,377
Taxation (credit) / charges	(54,333)	(22,962)	17,840